STOCK-BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
Jun. 30, 2014
Warrants Outstanding	139,032
Warrants Exercisable	139,032
Weighted Average Exercise Price	$ 9.30
Average Remaining Contractual Term	4 years